STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 13 - STOCK-BASED COMPENSATION

Equity Incentive Plans

In the first quarter of 2016, the Company adopted the 2016 Equity Incentive Plan. In the fourth quarter of 2018, the Company adopted the 2018 Equity Incentive Plan. In July 2021, the Company assumed the 2019 Equity Incentive Plan as part of the acquisition of UMBRLA. The following table contains information about the Company's equity incentive plans as of June 30, 2023:

	Awards Reserved for Issuance	Awards Exercised	Awards Outstanding	Awards Available for Grant

2016 Equity Incentive Plan	497,776	-	248,888	248,888
2018 Equity Incentive Plan	17,364,171	4,022,133	6,754,353	6,587,685
2019 Equity Incentive Plan	24,062,129	34,884	14,027,519	9,999,726

Stock-Based Compensation Expense

The following table sets forth the total stock-based compensation expense resulting from stock options and restricted grants of common stock to employees, directors and non-employee consultants in the consolidated statement of operations which are included in selling, general and administrative expenses:

	(in thousands, except for shares / options)
	For the Three Months Ended
	June 30, 2023		June 30, 2022
Type of Award	Number of Shares or Options Granted	Stock-Based Compensation Expense	Number of Shares or Options Granted	Stock-Based Compensation Expense

Stock Options	-	$89	400,000	$1,352

Stock Grants:
Employees (Common Stock)	-	-	1,200,000	170
Directors (Common Stock)	-	-	259,796	29
Non-Employee Consultants (Common Stock)	79,997,091	1,553	725,000	129

Total Stock-Based Compensation Expense		$1,642		$1,680

	(in thousands, except for shares / options)
	For the Six Months Ended
	June 30, 2023		June 30, 2022
Type of Award	Number of Shares or Options Granted	Stock-Based Compensation Expense	Number of Shares or Options Granted	Stock-Based Compensation Expense

Stock Options	-	$187	400,000	$3,174

Stock Grants:
Employees (Common Stock)	-	-	2,100,000	352
Directors (Common Stock)	-	-	943,128	213
Non-Employee Consultants (Common Stock)	96,178,321	1,910	725,000	129

Total Stock-Based Compensation Expense		$2,097		$3,868

Stock Options

The following table summarizes the Company’s stock option activity and related information for the six months ended June 30, 2023:

	Number of	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options

Options Outstanding as of January 1, 2023	52,821,099	$0.23
Forfeited	(31,695,340)	$0.23
Options Outstanding as of June 30, 2023	21,125,759	$0.23	7.1 years	$-
Options Exercisable as of June 30, 2023	15,931,299	$0.28	7.5 years	$-

As of June 30, 2023, total unrecognized stock-based compensation was $0.21 million. Such costs are expected to be recognized over a weighted-average period of approximately 1.01 years. The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period.

The Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. Hence, the Company uses the “simplified method” described in Staff Accounting Bulletin 107 to estimate the expected term of share option grants. The expected stock price volatility assumption was determined by examining the historical volatilities for the Company’s common stock. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company’s common stock becomes available. The risk-free interest rate assumption is based on the U.S. treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Accordingly, the Company has assumed no dividend yield for purposes of estimating the fair value of the Company stock-based compensation.

NOTE 15 – STOCK-BASED COMPENSATION

Equity Incentive Plans

In the first quarter of 2016, the Company adopted the 2016 Equity Incentive Plan. In the fourth quarter of 2018, the Company adopted the 2018 Equity Incentive Plan. In July 2021, the Company assumed the 2019 Equity Incentive Plan as part of the acquisition of UMBRLA. The following table contains information about both plans as of December 31, 2022:

	Awards Reserved for Issuance	Awards Exercised	Awards Outstanding	Awards Available for Grant

2016 Equity Incentive Plan	999,906	—	499,953	499,953
2018 Equity Incentive Plan	29,920,933	4,022,133	13,326,509	12,572,291
2019 Equity Incentive Plan	61,109,696	34,884	37,617,531	23,457,281

Stock-Based Compensation Expense

The following table sets forth the total stock-based compensation expense resulting from stock options and restricted grants of common stock to employees, directors and non-employee consultants in the consolidated statement of operations which are included in selling, general and administrative expenses:

	(in thousands, except for number of shares or options) For the Year Ended
	December 31, 2022		December 31, 2021
Type of Award	Number of Shares or Options Granted	Stock-Based Compensation Expense	Number of Shares or Options Granted	Stock- Based Compensation Expense

Stock Options	1,075,001	$3,659	89,930,019	$2,415

Stock Grants:
Employees (Common Stock)	2,100,000	352	250,000	68
Directors (Common Stock)	943,128	213	1,917,837	495
Non–Employee Consultants (Common Stock)	16,906,230	695	4,556,603	1,079

Total Stock–Based Compensation Expense		$4,919		$4,057

On March 10, 2022, the Company terminated the employment of Oren Schauble, the Company’s President. On March 13, 2022, the Company terminated the employment of Francis Knuettel II, the Company’s Chief Executive Officer. The Company entered into separation agreements with each of Mr. Knuettel and Mr. Schauble regarding the compensation to be granted to each of them regarding their separation from the Company. In addition, on March 17, 2022 the Company entered into a consulting agreement with Mr. Schauble pursuant to which he will continue to provide certain services to the Company through a future agreed upon date. The Company granted Mr. Schauble 910,623 restricted shares of the Company's Common Stock in four monthly installments.

On April 12, 2022, the Company and Mr. Knuettel agreed to terms on a separation agreement. The Company agreed to pay Mr. Knuettel 50% of his annual base salary and continue his medical benefits for a period of six months. Mr. Knuettel's unvested shares and options vested immediately. As part of this separation agreement, Mr. Knuettel resigned as a director of the Company in March 2022.

On April 14, 2022, the Company and Dallas Imbimbo, an advisor to the Company and a director of the Company, agreed to terms on a separation agreement. The Company agreed to vest 100% of Mr. Imbimbo's restricted common stock granted pursuant to the advisor agreement with Mr. Imbimbo. The Company agreed to vest 100% of the options to purchase shares of the Company's common stock granted as part Mr. Imbimbo's Independent Director Agreement. The Company will pay Mr. Imbimbo $0.08 million in cash compensation. As part of this separation agreement, Mr. Imbimbo resigned as a director of the Company and as an Advisor to the Company in April 2022.

During the year ended December 31, 2022, the Company issued 16,181,230 shares of common stock to Adnant, LLC as compensation for its services and recorded stock-based compensation expense of $1.57 million for such shares. See "Note 22 - Related Party Transactions" for further information.

Stock Options

The following table summarizes the Company’s stock option activity and related information for the years ended December 31, 2022 and 2021:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value of In- the-Money Options

Options Outstanding as of December 31, 2020	17,492,830	$0.41
Granted	88,627,220	$0.23
Exercised	(3,910,805)	$—
Forfeited	(13,547,745)	$0.15
Expired	(410,120)	$0.41
Options Outstanding as of December 31, 2021	88,251,380	$0.20
Granted	1,075,001	$0.14
Exercised	(146,212)	$0.07
Forfeited	(19,365,073)	$0.13
Expired	(16,993,997)	$0.17
Options Outstanding as of December 31, 2022	52,821,099	$0.23	7.9 years	$2,846
Options Exercisable as of December 31, 2022	36,825,119	$0.27	7.6 years	$—

The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price of $0.01 on December 31, 2022 and the exercise price of options, multiplied by the number of options. As of December 31, 2022 and 2021, total unrecognized stock-based compensation was $1.08 million and $7.97 million, respectively, which are expected to be recognized over a weighted-average period of approximately 1.6 years and 1.6 years.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following weighted-average assumptions were used to calculate stock-based compensation:

	Year Ended December 31,
	2022	2021
Expected Term	5.2 years	5 years
Volatility	103.0%	106.7%
Risk-Free Interest Rate	0.9%	0.8%
Dividend Yield	0%	0%

The Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. Hence, the Company uses the “simplified method” described in Staff Accounting Bulletin 107 to estimate the expected term of share option grants. The expected stock price volatility assumption was determined by examining the historical volatilities for the Company’s common stock. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company’s common stock becomes available. The risk-free interest rate assumption is based on the U.S. treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Accordingly, the Company has assumed no dividend yield for purposes of estimating the fair value of the Company stock-based compensation.